Wireless Fund
	Schedule of Investments
		December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
2,725	Cisco Systems, Inc.	$ 161,320	1.60%

Electronic Computers
3,225	Apple Inc.	807,605	8.02%

Optical Instruments & Lenses
520	KLA Corporation	327,662	3.25%

Radio & TV Broadcasting & Communications Equipment
1,055	Motorola Solutions, Inc.	487,653
2,660	QUALCOMM Incorporated	408,629
11,540	Telefonaktiebolaget LM Ericsson **	93,012
		989,294	9.82%

Radiotelephone Communications
1,850	T-Mobile US, Inc.	408,351	4.05%

Semiconductors & Related Devices
1,880	Advanced Micro Devices, Inc. *	227,085
1,965	Applied Materials, Inc.	319,568
2,065	Broadcom Inc.	478,750
810	Microchip Technology Incorporated	46,454
14,410	NVIDIA Corporation	1,935,119
1,170	Qorvo, Inc. *	81,818
		3,088,793	30.67%

Sevices - Business Services, NEC
4,620	PayPal Holdings, Inc. *	394,317	3.92%

Services - Computer Programming, Data Processing, Etc.
5,310	Alphabet Inc. - Class A	1,005,183
825	Meta Platforms, Inc. - Class A	483,046
3,120	Zoom Video Communications, Inc. - Class A *	254,623
		1,742,852	17.31%

Services - Prepackaged Software
300	Adobe Inc. *	133,404
3,675	Block, Inc. - Class A *	312,338
2,550	Microsoft Corporation	1,074,825
		1,520,567	15.11%

Special Industry Machinery, NEC
2,900	Lam Research Corporation	209,467	2.08%

Total Common Stocks (Cost $3,768,977)		9,650,228	95.83%

Money Market Funds
378,500	Goldman Sachs FS Government Fund Institutional
	Class 4.36% ***	378,500	3.76%
	(Cost - $378,500)

	Total Investments	10,028,728	99.59%
	(Cost - $4,147,477)

	Other Assets in Excess of Liabilities	41,645	0.41%

	Net Assets	$ 10,070,372	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at December 31, 2024.